BUSINESS DESCRIPTION (Tables)	12 Months Ended
Mar. 31, 2018
BUSINESS DESCRIPTION
Schedule of the Company's principal subsidiaries and consolidated VIEs

As of March 31, 2018, the Company’s principal subsidiaries and consolidated VIEs are as follows:

	Date of incorporation	Place of incorporation	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries
Hexindai Hong Kong Limited (“HK Hexindai”)	May 17, 2016	Hong Kong	100%	Investment holding
Beijing Hexin Yongheng Technology Development Co., Ltd (“WOFE”)	August 8, 2016	PRC	100%	Consultancy and information technology (“IT”) support

VIE

Hexin E-Commerce Co., Ltd (“Hexin E-Commerce”)	March 7, 2014	PRC	Consolidated VIE	An online marketplace connecting borrowers and investors
Wusu Hexin Internet Small Loan Co., Ltd (“Wusu Company”)*	August 28, 2017	PRC	Consolidated VIE	Online microlending business

Hexin E-Commerce’s subsidiaries
Xizang Qinghe E-Commerce Co., Ltd (“Xizang Qinhe”)	April 14, 2017	PRC	Consolidated VIE	Consultancy and IT support
Tianjin Qinghe E-Commerce Co., Ltd (“Tianjin Qinhe”)	July 14, 2017	PRC	Consolidated VIE	Consultancy and IT support

Tianjin Bozhishuntai Technology Co., Ltd (“Tianjin Bozhishuntai”)	October 27, 2017	PRC	Consolidated VIE	Consultancy and IT support
Horgos Qinhe Electronic Technology Co., Ltd (“Horgos Qinhe”)	November 29, 2017	PRC	Consolidated VIE	Consultancy and IT support
Horgos Bozhishuntai Venture Capital Co., Ltd. (“Horgos Bozhishuntai”)	November 28, 2017	PRC	Consolidated VIE	Investment Consultancy

* Hexin E-commerce contributed RMB 70.0 million (US$11.2 million) to Wusu Company with its own funds.

Schedule of the assets and liabilities of the consolidated VIE
	March 31, 2018	March 31, 2017
Total assets	$163,889,852	$28,382,131

Total liabilities	$23,846,783	$4,877,775